UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Item 1.	Reports to Stockholders

Fidelity® High Yield Factor ETF
Annual Report
August 31, 2020

See the inside front cover for important information
about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.
Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2020 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4

Market Recap
The ICE BofA® US High Yield Constrained Index gained 3.62% for the 12 months ending August 31, 2020, in what was a bumpy ride for high-yield bonds, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a historic rebound. Declared a pandemic on March 11, the COVID-19 crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. High yield slid in late February, after a surge in COVID-19 cases outside China. The sudden downtrend continued in March (-12%), capping the worst quarterly result for high yield since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response provided a partial offset to the economic disruption and fueled a sharp uptrend. Aggressive support for financial markets by the U.S. Federal Reserve, plans for reopening the economy and improving infection data boosted high yield in April (+4%) and May (+5%). In the final three months of the period, the index gained about 7% amid progress on potential treatments and signs of an early recovery in economic activity. For the full 12 months, higher-rated bonds (+7%) fared best. The B credit tier rose 2%, while bonds rated CCC-C returned about -4%. By industry, food & drug retail (+15%) and automotive & auto parts (+11%) led. In contrast, energy (-12%) fell along with the price of crude oil. Energy represented 12% of the index. The air transportation (-28%) and aerospace (-3%) industries were held back by travel restrictions.
5

Fidelity® High Yield Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® High Yield Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2020
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity High Yield Factor ETF – NAVA	9.61%	9.33%
Fidelity High Yield Factor ETF – Market PriceB	9.19%	9.18%
ICE BofA BB-B US High Yield Constrained IndexA	4.77%	6.44%
ICE BofA US High Yield Master II IndexA	3.71%	5.30%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® High Yield Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 12, 2018.
B	From June 14, 2018, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity High Yield Factor ETF – NAV on June 12, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the ICE BofA BB-B US High Yield Constrained Index performed over the same period.
6

Fidelity High Yield Factor ETF
Management’s Discussion of Fund Performance
Comments from Lead Manager Michael Cheng:
For the fiscal year, the fund gained 9.61% at net asset value and 9.19% on a market-price basis, significantly outpacing, net of fees, the 4.77% advance of the benchmark, the ICE BofA® BB-B US High Yield Constrained Index. The past 12 months, we continued to take a consistent, conservative approach to investing in high-yield bonds, focusing on higher-quality businesses that we believe offer the best balance of risk and reward over time. Versus the benchmark, security selection was far and away the biggest contributor, especially picks in the energy and diversified financial services categories. In contrast, industry selection modestly detracted, with an overweighting in energy hurting most. Our top individual contributors were overweightings in diversified financial services company MSCI (+13%) and paper company Enviva (+13%). Other notable contributors included cable company Charter Communications (+11%) and insurer Radian Group (+4%). Turning to notable detractors versus the benchmark, outsized exposure to metals/mining company Alliance Resources (-33%) hurt most, while underweighting Ford Motor (+28%) nicked our relative result. Radian, Alliance and Ford were not held as of period end. Lastly, the fund's stake in cash modestly curtailed relative performance.
Note to shareholders:
On November 1, 2019, Michael Cheng assumed lead management responsibilities after having served as co-manager.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at anytime based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
7

Fidelity High Yield Factor ETF
Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2020
(by issuer, excluding cash equivalents)	% of fund’s net assets
CCO Holdings LLC / CCO Holdings Capital Corp.	4.3
SBA Communications Corp.	2.7
TransDigm, Inc.	2.5
Molina Healthcare, Inc.	1.9
Fair Isaac Corp.	1.9
13.3

Top Five Market Sectors as of August 31, 2020
% of fund's net assets
Energy	15.7
Financials	13.0
Communication Services	11.8
Industrials	11.7
Consumer Discretionary	11.5
Quality Diversification as of August 31, 2020
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2020
* Foreign investments – 15.5%

8

Schedule of Investments August 31, 2020
Showing Percentage of Net Assets
Nonconvertible Bonds – 94.1%
	Principal Amount	Value
COMMUNICATION SERVICES – 11.8%
Diversified Telecommunication Services – 0.4%
Level 3 Financing, Inc. 3.625% 1/15/29 (a)	$ 500,000	$ 501,300
Entertainment – 0.9%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (a)	977,000	960,000
Powdr Corp. 6.00% 8/1/25 (a)	70,000	72,275
		1,032,275
Interactive Media & Services – 1.4%
Match Group, Inc. 4.625% 6/1/28 (a)	500,000	526,505
TripAdvisor, Inc. 7.00% 7/15/25 (a)	1,000,000	1,055,000
		1,581,505
Media – 9.1%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	1,000,000	1,044,715
4.50% 8/15/30 (a)	1,185,000	1,253,137
4.75% 3/1/30 (a)	1,157,000	1,243,023
5.375% 6/1/29 (a)	1,285,000	1,412,176
Cimpress PLC 7.00% 6/15/26 (a)	650,000	646,750
Clear Channel International BV 6.625% 8/1/25 (a)	200,000	207,000
CSC Holdings LLC 4.625% 12/1/30 (a)	500,000	511,355
Diamond Sports Group LLC / Diamond Sports Finance Co. 12.75% 12/1/26 (a)	140,000	119,000
DISH DBS Corp.:
5.875% 11/15/24	308,000	325,548
7.375% 7/1/28 (a)	600,000	636,180
Lamar Media Corp.:
3.75% 2/15/28 (a)	1,000,000	998,750
4.875% 1/15/29 (a)	90,000	94,275
Sable International Finance Ltd. 5.75% 9/7/27 (a)	255,000	268,668
Virgin Media Secured Finance PLC 4.50% 8/15/30 (a)	500,000	525,000
Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28 (a)	290,000	300,571
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (a)	150,000	150,032
WMG Acquisition Corp. 3.00% 2/15/31 (a)	500,000	497,500

	Principal Amount	Value

Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	$ 175,000	$ 173,031
		10,406,711
TOTAL COMMUNICATION SERVICES		13,521,791
CONSUMER DISCRETIONARY – 11.5%
Automobiles – 0.1%
Winnebago Industries, Inc. 6.25% 7/15/28 (a)	90,000	96,274
Hotels, Restaurants & Leisure – 10.2%
1011778 BC ULC / New Red Finance, Inc.:
3.875% 1/15/28 (a)	50,000	51,250
4.375% 1/15/28 (a)	1,800,000	1,849,500
5.00% 10/15/25 (a)	1,090,000	1,119,332
Carnival Corp.:
9.875% 8/1/27 (a)	275,000	277,219
10.50% 2/1/26 (a)	120,000	126,000
Churchill Downs, Inc. 4.75% 1/15/28 (a)	1,000,000	1,020,000
Colt Merger Sub, Inc.:
5.75% 7/1/25 (a)	200,000	209,500
6.25% 7/1/25 (a)	400,000	423,380
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	308,000	318,019
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.:
4.625% 4/1/25	229,000	231,290
4.875% 4/1/27	1,178,000	1,207,450
International Game Technology PLC 5.25% 1/15/29 (a)	300,000	307,500
NCL Corp. Ltd. 10.25% 2/1/26 (a)	200,000	201,000
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	165,000	173,663
11.50% 6/1/25 (a)	205,000	237,699
SeaWorld Parks & Entertainment, Inc. 9.50% 8/1/25 (a)	90,000	94,950
Vail Resorts, Inc. 6.25% 5/15/25 (a)	1,065,000	1,140,881
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	300,000	302,310
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	1,056,000	1,045,440
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	230,000	241,500
Yum! Brands, Inc.:
4.75% 1/15/30 (a)	1,000,000	1,102,500

See accompanying notes which are an integral part of the financial statements.
9

Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
7.75% 4/1/25 (a)	$ 40,000	$ 44,650
		11,725,033
Internet & Direct Marketing Retail – 0.1%
Netflix, Inc. 5.875% 2/15/25	98,000	113,190
Specialty Retail – 0.2%
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)	35,000	37,231
L Brands, Inc. 9.375% 7/1/25 (a)	75,000	87,360
Lithia Motors, Inc. 4.625% 12/15/27 (a)	35,000	36,925
Murphy Oil USA, Inc. 4.75% 9/15/29	40,000	43,243
		204,759
Textiles, Apparel & Luxury Goods – 0.9%
The William Carter Co. 5.50% 5/15/25 (a)	1,000,000	1,066,240
TOTAL CONSUMER DISCRETIONARY		13,205,496
CONSUMER STAPLES – 1.9%
Personal Products – 1.3%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	1,422,000	1,485,990
Tobacco – 0.6%
Vector Group Ltd.:
6.125% 2/1/25 (a)	386,000	391,790
10.50% 11/1/26 (a)	308,000	320,077
		711,867
TOTAL CONSUMER STAPLES		2,197,857
ENERGY – 15.7%
Energy Equipment & Services – 0.9%
KLX Energy Services Holdings, Inc. 11.50% 11/1/25 (a)	15,000	7,725
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26	1,000,000	1,030,000
		1,037,725
Oil, Gas & Consumable Fuels – 14.8%
Aker BP ASA 4.75% 6/15/24 (a)	500,000	514,973
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 9/15/24	460,000	424,350

	Principal Amount	Value

Apache Corp. 4.875% 11/15/27	$ 500,000	$ 510,920
Buckeye Partners LP 4.125% 3/1/25 (a)	800,000	803,984
Cenovus Energy, Inc. 5.375% 7/15/25	1,000,000	1,017,543
Cheniere Energy Partners LP 5.25% 10/1/25	232,000	237,392
CITGO Petroleum Corp. 7.00% 6/15/25 (a)	260,000	261,300
CNX Midstream Partners LP / CNX Midstream Finance Corp. 6.50% 3/15/26 (a)	400,000	400,592
CNX Resources Corp. 7.25% 3/14/27 (a)	154,000	160,160
Comstock Resources, Inc. 9.75% 8/15/26 to 8/15/26	727,000	770,865
CVR Energy, Inc.:
5.25% 2/15/25 (a)	600,000	567,510
5.75% 2/15/28 (a)	600,000	544,500
DCP Midstream LP 7.375% (b)(c)	115,000	84,525
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (a)	165,000	175,690
EQM Midstream Partners LP:
5.50% 7/15/28	300,000	310,848
6.00% 7/1/25 (a)	95,000	100,819
6.50% 7/1/27 (a)	135,000	147,825
Harvest Midstream I LP 7.50% 9/1/28 (a)	175,000	181,150
Hess Midstream Operating LP 5.125% 6/15/28 (a)	108,000	111,037
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	65,000	65,039
Laredo Petroleum, Inc. 9.50% 1/15/25	40,000	28,625
MEG Energy Corp. 7.00% 3/31/24 (a)	300,000	297,750
New Fortress Energy, Inc. 6.75% 9/15/25 (a)(d)	315,000	318,997
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50% 11/1/23	700,000	511,000
Occidental Petroleum Corp.:
6.625% 9/1/30	300,000	310,434
8.50% 7/15/27	800,000	885,500
Par Petroleum LLC / Par Petroleum Finance Corp. 7.75% 12/15/25 (a)	617,000	567,640

See accompanying notes which are an integral part of the financial statements.
10

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Parkland Fuel Corp. 5.875% 7/15/27 (a)	$ 360,000	$ 384,300
Parsley Energy LLC / Parsley Finance Corp. 5.375% 1/15/25 (a)	380,000	387,125
PBF Holding Co. LLC / PBF Finance Corp. 6.00% 2/15/28 (a)	220,000	185,515
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	606,000	601,085
PDC Energy, Inc. 6.125% 9/15/24	600,000	612,750
Range Resources Corp.:
5.00% 3/15/23	205,000	204,227
9.25% 2/1/26 (a)(d)	700,000	737,100
Rattler Midstream LP 5.625% 7/15/25 (a)	100,000	105,750
Southwestern Energy Co.:
7.50% 4/1/26	154,000	154,770
8.375% 9/15/28	500,000	517,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 3/1/27 (a)	1,000,000	935,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50% 3/1/30 (a)	514,000	542,108
W&T Offshore, Inc. 9.75% 11/1/23 (a)	566,000	410,463
Warrior Met Coal, Inc. 8.00% 11/1/24 (a)	822,000	843,578
		16,932,239
TOTAL ENERGY		17,969,964
FINANCIALS – 13.0%
Capital Markets – 3.3%
LPL Holdings, Inc. 4.625% 11/15/27 (a)	1,542,000	1,603,680
MSCI, Inc.:
3.875% 2/15/31 (a)	1,000,000	1,056,250
4.00% 11/15/29 (a)	1,028,000	1,099,960
		3,759,890
Consumer Finance – 5.6%
Credit Acceptance Corp. 6.625% 3/15/26	257,000	274,990
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	47,640
FirstCash, Inc. 4.625% 9/1/28 (a)	1,700,000	1,747,073

	Principal Amount	Value

Ford Motor Credit Co. LLC 4.125% 8/17/27	$ 2,000,000	$ 1,996,820
goeasy Ltd. 5.375% 12/1/24 (a)	411,000	423,330
Nationstar Mortgage Holdings, Inc. 5.50% 8/15/28 (a)	1,000,000	1,051,750
PRA Group, Inc. 7.375% 9/1/25 (a)	800,000	852,720
		6,394,323
Diversified Financial Services – 3.1%
Compass Group Diversified Holdings LLC 8.00% 5/1/26 (a)	1,000,000	1,057,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	708,000	731,010
6.25% 5/15/26	591,000	630,892
INTL FCStone, Inc. 8.625% 6/15/25 (a)	1,000,000	1,082,500
		3,501,902
Thrifts & Mortgage Finance – 1.0%
MGIC Investment Corp. 5.25% 8/15/28	80,000	83,918
NMI Holdings, Inc. 7.375% 6/1/25 (a)	1,000,000	1,079,610
		1,163,528
TOTAL FINANCIALS		14,819,643
HEALTH CARE – 6.1%
Biotechnology – 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	70,000	71,064
Health Care Equipment & Supplies – 0.2%
Teleflex, Inc.:
4.25% 6/1/28 (a)	65,000	68,575
4.625% 11/15/27	115,000	122,187
		190,762
Health Care Providers & Services – 3.7%
Centene Corp. 4.75% 1/15/25	65,000	66,858
CHS / Community Health Systems, Inc. 6.25% 3/31/23	205,000	205,513
DaVita, Inc.:
3.75% 2/15/31 (a)	500,000	493,510
4.625% 6/1/30 (a)	230,000	241,787
Encompass Health Corp. 4.75% 2/1/30	1,000,000	1,043,310
Molina Healthcare, Inc. 4.375% 6/15/28 (a)	2,075,000	2,168,375
		4,219,353
See accompanying notes which are an integral part of the financial statements.
11

Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Life Sciences Tools & Services – 0.2%
IQVIA, Inc. 5.00% 5/15/27 (a)	$ 200,000	$ 210,521
Pharmaceuticals – 2.0%
AdaptHealth LLC 6.125% 8/1/28 (a)	1,100,000	1,152,250
Herbalife Nutrition Ltd. / HLF Financing, Inc. 7.875% 9/1/25 (a)	1,000,000	1,102,500
		2,254,750
TOTAL HEALTH CARE		6,946,450
INDUSTRIALS – 11.7%
Aerospace & Defense – 2.5%
TransDigm, Inc.:
6.25% 3/15/26 (a)	2,542,000	2,682,344
8.00% 12/15/25 (a)	220,000	239,250
		2,921,594
Airlines – 0.6%
American Airlines, Inc. 11.75% 7/15/25 (a)	200,000	192,052
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27 (a)	300,000	312,750
Western Global Airlines LLC 10.375% 8/15/25 (a)	200,000	203,250
		708,052
Building Products – 1.8%
Griffon Corp. 5.75% 3/1/28	1,000,000	1,061,250
Williams Scotsman International, Inc. 4.625% 8/15/28 (a)	1,000,000	1,010,625
		2,071,875
Commercial Services & Supplies – 2.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.75% 7/15/27 (a)	200,000	191,500
GFL Environmental, Inc. 3.75% 8/1/25 (a)	2,000,000	2,013,760
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	115,000	118,737
Sabre GLBL, Inc. 7.375% 9/1/25 (a)	300,000	313,395
Tervita Corp. 7.625% 12/1/21 (a)	205,000	172,200
		2,809,592
Electrical Equipment – 0.9%
EnerSys 4.375% 12/15/27 (a)	1,000,000	1,028,750

	Principal Amount	Value

Machinery – 2.0%
Ashtead Capital, Inc. 4.00% 5/1/28 (a)	$ 1,000,000	$ 1,037,500
BWX Technologies, Inc. 4.125% 6/30/28 (a)	105,000	109,463
FXI Holdings, Inc. 12.25% 11/15/26 (a)	202,000	220,497
Meritor, Inc. 6.25% 6/1/25 (a)	250,000	264,762
RBS Global, Inc. / Rexnord LLC 4.875% 12/15/25 (a)	205,000	209,869
United Rentals North America, Inc. 3.875% 2/15/31	400,000	411,500
		2,253,591
Road & Rail – 0.9%
Uber Technologies, Inc. 7.50% 5/15/25 (a)	1,000,000	1,049,710
Trading Companies & Distributors – 0.5%
Fortress Transportation and Infrastructure Investors LLC 9.75% 8/1/27 (a)	500,000	533,135
TOTAL INDUSTRIALS		13,376,299
INFORMATION TECHNOLOGY – 9.2%
Communications Equipment – 0.2%
ViaSat, Inc. 5.625% 4/15/27 (a)	154,000	163,240
IT Services – 3.1%
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	115,000	116,474
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	105,000	108,906
Camelot Finance S.A. 4.50% 11/1/26 (a)	1,077,000	1,114,394
CDW LLC / CDW Finance Corp. 3.25% 2/15/29	500,000	510,690
Gartner, Inc. 4.50% 7/1/28 (a)	180,000	188,100
Science Applications International Corp. 4.875% 4/1/28 (a)	1,500,000	1,554,375
		3,592,939
Semiconductors & Semiconductor Equipment – 0.9%
Microchip Technology, Inc. 4.25% 9/1/25 (a)	1,000,000	1,041,279
Software – 5.0%
Fair Isaac Corp. 4.00% 6/15/28 (a)	2,087,000	2,160,045
Logan Merger Sub, Inc. 5.50% 9/1/27 (a)	1,500,000	1,543,125

See accompanying notes which are an integral part of the financial statements.
12

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Open Text Corp. 3.875% 2/15/28 (a)	$ 180,000	$ 185,141
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	1,000,000	1,036,770
PTC, Inc.:
3.625% 2/15/25 (a)	55,000	56,100
4.00% 2/15/28 (a)	55,000	56,941
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	606,000	649,087
		5,687,209
TOTAL INFORMATION TECHNOLOGY		10,484,667
MATERIALS – 7.7%
Chemicals – 0.1%
The Scotts Miracle-Gro Co. 4.50% 10/15/29	97,000	103,784
Construction Materials – 0.6%
Forterra Finance LLC / FRTA Finance Corp. 6.50% 7/15/25 (a)	500,000	531,875
Summit Materials LLC / Summit Materials Finance Corp. 5.25% 1/15/29 (a)	110,000	115,234
		647,109
Containers & Packaging – 1.9%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (a)(d)	40,000	40,800
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	452,000	474,600
Silgan Holdings, Inc. 4.125% 2/1/28	1,645,000	1,704,631
		2,220,031
Metals & Mining – 4.2%
Cleveland-Cliffs, Inc. 6.75% 3/15/26 (a)	400,000	408,500
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	195,000	213,161
FMG Resources August 2006 Pty Ltd.:
4.50% 9/15/27 (a)	514,000	555,120
5.125% 3/15/23 to 5/15/24 (a)	548,000	580,609
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	205,000	194,750
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	1,234,000	1,220,574
Mineral Resources Ltd. 8.125% 5/1/27 (a)	617,000	681,816

	Principal Amount	Value

New Gold, Inc. 7.50% 7/15/27 (a)	$ 700,000	$759,500
United States Steel Corp. 12.00% 6/1/25 (a)	200,000	212,000
		4,826,030
Paper & Forest Products – 0.9%
Boise Cascade Co. 4.875% 7/1/30 (a)	170,000	184,025
Norbord, Inc. 5.75% 7/15/27 (a)	822,000	877,485
		1,061,510
TOTAL MATERIALS		8,858,464
REAL ESTATE – 5.2%
Equity Real Estate Investment Trusts (REITs) – 4.1%
HAT Holdings I LLC / HAT Holdings II LLC 6.00% 4/15/25 (a)	860,000	922,350
SBA Communications Corp. 3.875% 2/15/27 (a)	3,000,000	3,113,850
The GEO Group, Inc.:
5.125% 4/1/23	400,000	330,000
6.00% 4/15/26	514,000	394,158
		4,760,358
Real Estate Management & Development – 1.1%
Kennedy-Wilson, Inc. 5.875% 4/1/24	916,000	927,157
The Howard Hughes Corp. 5.375% 8/1/28 (a)	300,000	304,518
		1,231,675
TOTAL REAL ESTATE		5,992,033
UTILITIES – 0.3%
Multi-Utilities – 0.3%
Calpine Corp. 5.00% 2/1/31 (a)	300,000	313,566
TOTAL NONCONVERTIBLE BONDS (Cost $104,070,865)		107,686,230

Money Market Fund – 6.0%
	Shares
Fidelity Cash Central Fund, 0.12% (e) (Cost $6,883,841)	6,882,464	6,883,841
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $110,954,706)		114,570,071
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(148,850)
NET ASSETS – 100.0%		$ 114,421,221

See accompanying notes which are an integral part of the financial statements.
13

Schedule of Investments–continued
Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,636,488 or 75.7% of net assets.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$80,430
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 107,686,230	$ —	$ 107,686,230	$ —
Money Market Funds	6,883,841	6,883,841	—	—
Total Investments in Securities:	$ 114,570,071	$ 6,883,841	$ 107,686,230	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	84.6
Canada	8.5
Australia	1.8
Luxembourg	1.0
Multi-National	1.0
Others (Individually Less Than 1%)	3.2
100.1%
See accompanying notes which are an integral part of the financial statements.
14

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15

Financial Statements
Statements of Assets and Liabilities
August 31, 2020
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$107,686,230
Fidelity Central Funds	6,883,841
Total Investments in Securities	$114,570,071
Cash	155
Receivable for investments sold
Regular delivery	10,911
Distributions receivable from Fidelity Central Funds	792
Interest receivable	1,396,640
Total assets	115,978,569
Liabilities
Payable for investments purchased
Delayed delivery	1,060,396
Distributions payable	455,700
Accrued management fees	41,252
Total liabilities	1,557,348
Net Assets	$114,421,221
Net Assets consist of:
Paid in capital	109,322,937
Total accumulated earnings (loss)	5,098,284
Net Assets	$114,421,221
Shares outstanding	2,100,000
Net Asset Value, offering price and redemption price per share	$ 54.49
Investments at cost – Unaffiliated issuers	$104,070,865
Investments at cost – Fidelity Central Funds	6,883,841
Investments at cost	$110,954,706
See accompanying notes which are an integral part of the financial statements.
16

Statements of Operations
For the year ended August 31, 2020
Investment Income
Interest	$ 5,181,714
Income from Fidelity Central Funds	80,430
Total income	5,262,144
Expenses
Management fees	446,720
Independent trustees' compensation	550
Proxy	696
Total expenses before reductions	447,966
Expense reductions	(1,754)
Total expenses	446,212
Net investment income (loss)	4,815,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	1,566,822
Net realized gain (loss) on Fidelity Central Funds	2,249
Net realized gain (loss) on In-kind redemptions	49,091
Total net realized gain (loss)	1,618,162
Change in net unrealized appreciation (depreciation) on investment securities	2,199,562
Net gain (loss)	3,817,724
Net increase (decrease) in net assets resulting from operations	$ 8,633,656
See accompanying notes which are an integral part of the financial statements.
17

Financial Statements  – continued
Statements of Changes in Net Assets
	Year ended August 31, 2020	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,815,932	$ 1,568,523
Net realized gain (loss)	1,618,162	253,191
Change in net unrealized appreciation (depreciation)	2,199,562	1,413,919
Net increase (decrease) in net assets resulting from operations	8,633,656	3,235,633
Distributions to shareholders	(5,165,200)	(1,563,200)
Share transactions
Proceeds from sales of shares	52,988,374	53,790,556
Cost of shares redeemed	(10,051,764)	—
Net increase (decrease) in net assets resulting from share transactions	42,936,610	53,790,556
Total increase (decrease) in net assets	46,405,066	55,462,989
Net Assets
Beginning of year	68,016,155	12,553,166
End of year	$114,421,221	$68,016,155
Other Information
Shares
Sold	1,000,000	1,050,000
Redeemed	(200,000)	—
Net increase (decrease)	800,000	1,050,000
See accompanying notes which are an integral part of the financial statements.
18

Financial Highlights
	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 52.32	$ 50.21	$ 50.00
Income from Investment Operations
Net investment income (loss)B	2.518	2.589	0.578
Net realized and unrealized gain (loss)	2.323	2.006	0.209
Total from investment operations	4.841	4.595	0.787
Distributions from net investment income	(2.429)	(2.485)	(0.577)
Distributions from net realized gain	(0.242)	—	—
Total distributions	(2.671)	(2.485)	(0.577)
Net asset value, end of period	$ 54.49	$ 52.32	$ 50.21
Total ReturnC,D	9.61%	9.48%	1.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.44% G	.45% H
Expenses net of fee waivers, if any	.45%	.44% G	.45% H
Expenses net of all reductions	.45%	.44% G	.45% H
Net investment income (loss)	4.84%	5.03%	5.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$114,421	$68,016	$12,553
Portfolio turnover rateI	179% J	76%	8% K

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying funds.
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
19

Notes to Financial Statements
For the year ended August 31, 2020
1. Organization.
Fidelity High Yield Factor ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2020, is included at the end of the Fund’s Schedule of Investments.
20

3. Significant Accounting Policies – continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2020 the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to prior period premium and discount on debt securities, redemptions in kind and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity High Yield Factor ETF	$ 110,927,725	$ 4,349,185	$ (706,839)	$ 3,642,346
The tax-based components of distributable earnings as of period end were as follows:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity High Yield Factor ETF	$ 1,051,073	$ 404,865	$ —	$ 3,642,346
The tax character of distributions paid was as follows:
August 31, 2020
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity High Yield Factor ETF	$ 5,128,450	$ 36,750	$ —	$ 5,165,200

August 31, 2019
Fidelity High Yield Factor ETF	$ 1,563,200	$ —	$ —	$ 1,563,200
21

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $203,309,910 and $165,915,201, respectively. Securities received or delivered in-kind through subscriptions and redemptions aggregated $4,358,075 and $2,206,188, respectively.
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses. Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
6. Expense Reductions.
Through arrangements with the Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund’s expenses by $1,754.
7. Share Transactions.
The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to the Fund and redemption proceeds are paid with a basket of securities from the Fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
8. Other.
The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
22

9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity High Yield Factor ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity High Yield Factor ETF (one of the funds constituting Fidelity Covington Trust, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2020 and for the period June 12, 2018 (commencement of operations) through August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the two years in the period ended August 31, 2020 and for the period June 12, 2018 (commencement of operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2020
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
24

Premium/Discount Analysis (Unaudited)
Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.
Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.
The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.
Fidelity High Yield Factor ETF
Period Ended August 31, 2020
From commencement of operations * to August 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	39	6.99%	89	15.95%
25 - <50	28	5.02%	149	26.70%
50 - <75	11	1.97%	198	35.48%
75 - <100	3	0.54%	27	4.84%
100 or above	8	1.43%	6	1.08%
Total	89	15.95%	469	84.05%
*From June 14, 2018, date initially listed on the NYSE ARCA exchange.
25

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Bettina Doulton, each of the Trustees oversees 311 funds. Ms. Doulton oversees 210 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
26

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Acting Chairman of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
27

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Alan J. Lacy (1953)
Year of Election or Appointment: 2018
Trustee
Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).
Ned C. Lautenbach (1944)
28

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Year of Election or Appointment: 2018
Trustee
Co-Lead Independent Trustee
Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).
Joseph Mauriello (1944)
Year of Election or Appointment: 2018
Trustee
Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).
Cornelia M. Small (1944)
Year of Election or Appointment: 2018
Trustee
Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Co-Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
29

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Trustee
Year of Election or Appointment: 2013
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer
Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
30

Name, Year of Birth; Principal Occupation
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
31

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).
32

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2020 to August 31, 2020).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During PeriodB March 1, 2020 to August 31, 2020
Fidelity High Yield Factor ETF	0.45%
Actual		$ 1,000.00	$ 1,065.20	$ 2.34
Hypothetical C		$ 1,000.00	$ 1,022.87	$ 2.29

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
33

Distributions (Unaudited)
The Board of Trustees of Fidelity High Yield Factor ETF voted to pay on October 1, 2020, to shareholders of record at the opening of business on September 29, 2020, a distribution of $0.00 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.194 per share derived from net investment income.
The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2020, $404,865, or, if subsequently determined to be different, the net capital gain of such year.
The fund designates $4,065,252 of distributions paid during the period January 1, 2020 to August 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:
The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.
34

Proxy Voting Results
A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.
PROPOSAL 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	9,282,142,479.280	96.563
Withheld	330,428,349.514	3.437
TOTAL	9,612,570,828.794	100.000
Donald F. Donahue
Affirmative	9,291,214,667.254	96.657
Withheld	321,356,161.540	3.343
TOTAL	9,612,570,828.794	100.000
Bettina Doulton
Affirmative	9,305,383,119.035	96.804
Withheld	307,187,709.760	3.196
TOTAL	9,612,570,828.794	100.000
Vicki L. Fuller
Affirmative	9,309,945,465.761	96.852
Withheld	302,625,363.033	3.148
TOTAL	9,612,570,828.794	100.000
Patricia L. Kampling
Affirmative	9,313,717,969.953	96.891
Withheld	298,852,858.841	3.109
TOTAL	9,612,570,828.794	100.000
Alan J. Lacy
Affirmative	9,286,152,312.666	96.604
Withheld	326,418,516.129	3.396
TOTAL	9,612,570,828.794	100.000
Ned C. Lautenbach
Affirmative	8,527,074,727.936	88.708
Withheld	1,085,496,100.858	11.292
TOTAL	9,612,570,828.794	100.000
Robert A. Lawrence
Affirmative	9,292,882,256.101	96.674
Withheld	319,688,572.693	3.326
TOTAL	9,612,570,828.794	100.000
Joseph Mauriello
Affirmative	9,271,962,598.733	96.457
Withheld	340,608,230.062	3.543
TOTAL	9,612,570,828.794	100.000
Cornelia M. Small
Affirmative	9,282,431,158.269	96.566
Withheld	330,139,670.526	3.434
TOTAL	9,612,570,828.794	100.000
Garnett A. Smith
Affirmative	9,276,917,476.273	96.508
Withheld	335,653,352.521	3.492
TOTAL	9,612,570,828.794	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	9,285,446,239.314	96.597
Withheld	327,124,589.481	3.403
TOTAL	9,612,570,828.794	100.000
Susan Tomasky
Affirmative	9,307,387,519.373	96.825
Withheld	305,183,309.422	3.175
TOTAL	9,612,570,828.794	100.000
Michael E. Wiley
Affirmative	9,279,381,945.378	96.534
Withheld	333,188,883.417	3.466
TOTAL	9,612,570,828.794	100.000
Proposal 1 reflects trust wide proposal and voting results.

35

HIE-ANN-1020
1.9887634.102
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

Item 2.	Code of Ethics

As of the end of the period, August 31, 2020, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity High Yield Factor ETF (the “Fund”):

Services Billed by PwC

August 31, 2020 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity High Yield Factor ETF	$36,200	$—	$7,200	$1,400

August 31, 2019 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity High Yield Factor ETF	$41,000	$—	$3,400	$1,500

A	Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2020A	August 31, 2019A
Audit-Related Fees	$9,030,200	$7,890,000
Tax Fees	$20,800	$10,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *         *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2020A	August 31, 2019A
PwC	$14,107,200	$12,575,000

A	Amounts may reflect rounding.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 31, 2020, the members of the Audit Committee were Joseph Mauriello, Donald F. Donahue, Patricia L. Kampling, Alan J. Lacy, Garnett A. Smith and Susan Tomansky.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2020

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2020